Related Party Transactions (Details) - (Predecessor) - Former Majority Stockholder, Atkins - Majority Shareholder - USD ($) $ in Millions	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 29, 2015	Jul. 06, 2017	Aug. 26, 2017	Aug. 27, 2016	Dec. 27, 2014
Management fee
Related Party Transaction [Line Items]
Percent of consolidated adjusted earnings before interest			2.00%
Management fee expense	$ 0.9	$ 1.2		$ 1.7	$ 1.6
Minimum | Management fee
Related Party Transaction [Line Items]
Management fee minimum			$ 0.9
Maximum | Out-of-pocket expenses
Related Party Transaction [Line Items]
Annual reimbursements for out-of-pocket expenses maximum			$ 0.2